                            MFS(R) CASH RESERVE FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                            MFS(R) TOTAL RETURN FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                           MFS(R) EMERGING GROWTH FUND
                       MFS(R) ALABAMA MUNICIPAL BOND FUND
                           MFS(R) CAPITAL GROWTH FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                          MASSACHUSETTS INVESTORS TRUST
                       MFS(R) FLORIDA MUNICIPAL BOND FUND
                           MFS(R) MANAGED SECTORS FUND
                       MFS(R) GEORGIA MUNICIPAL BOND FUND
                                MFS(R) VALUE FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                              MFS(R) UTILITIES FUND
                    MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                            MFS(R) WORLD EQUITY FUND
                     MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                         MFS(R) WORLD TOTAL RETURN FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                                MFS(R) BOND FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                          MFS(R) LIMITED MATURITY FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                      MFS(R) TENNESSEE MUNICIPAL BOND FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) STRATEGIC INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                          MFS(R) WORLD GOVERNMENTS FUND
                           MFS(R) MUNICIPAL BOND FUND
                            MFS(R) WORLD GROWTH FUND
                          MFS(R) MUNICIPAL INCOME FUND
                                 MFS(R) OTC FUND
                              MFS(R) RESEARCH FUND
               MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                       MFS(R) WORLD ASSET ALLOCATION FUND
                            MFS(R) MONEY MARKET FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                          MFS(R) STRATEGIC GROWTH FUND

                      Supplement to the Current Prospectus

The following provisions shall apply to any retirement plan (each a "Merrill Lynch Daily K Plan") whose records are maintained on a daily valuation basis by either Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or by an independent recordkeeper (an "Independent Recordkeeper") whose services are provided through a contract or alliance arrangement with Merrill Lynch, and with respect to which the sponsor of such plan has entered into a recordkeeping service agreement with Merrill Lynch (a "Merrill Lynch Recordkeeping Agreement").

The initial sales charge imposed on purchases of Class A shares of the Funds, and the contingent deferred sales charge ("CDSC") imposed on certain redemptions of Class A shares of the Funds, is waived in the following circumstances with respect to a Merrill Lynch Daily K Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets invested in broker-dealer sold funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to agreements between Merrill Lynch and such funds' principal underwriters or distributors, and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

         (ii) if such Plan's records are maintained by an Independent Recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

         The CDSC imposed on redemptions of Class B shares of the Fund is waived in the following circumstances with respect to a Merrill Lynch Daily K
         Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million in assets invested in Applicable Investments;

         (ii) if such Plan's records are maintained by an independent recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million dollars in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has fewer than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

No front-end commissions are paid with respect to any Class A or Class B shares of the Fund purchased by any Merrill Lynch Daily K Plan.

                  The date of this Supplement is June 5, 1997.